Leases - Additional information (Details) £ in Thousands		3 Months Ended
	Sep. 03, 2021 GBP (£) lease_agreement	Mar. 31, 2022 GBP (£)	Mar. 25, 2022 lease_agreement	Jan. 01, 2022 property lease_agreement
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease agreements | lease_agreement				6
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Additions | £		£ 200
United Kingdom and Austria | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Additions | £		£ 2,193
United Kingdom
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease properties | property				3
Oxford, United Kingdom
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease agreements | lease_agreement			3
Austria
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease properties | property				1
Vienna, Austria
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease agreements not yet commenced | lease_agreement	2
Lessee, operating lease, term of contract not yet commenced	7 years
Operating leases, future minimum payments due | £	£ 6,224